CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S AND DROPDOWN COMPANIES' EQUITY - USD ($) $ in Millions	Total	Common Units	Subordinated Units	Seadrill Member	Total Before Non- Controlling interest	Non- controlling Interest
Consolidated balance, beginning of period at Dec. 31, 2012	$ 1,424.4			$ 226.8
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	(112.4)			(62.3)	$ (62.3)	$ (50.1)
Acquisition of dropdown companies from Seadrill	(1,794.0)			(831.5)	(831.5)	(962.5)
Deemed distribution to Seadrill for the acquisition of dropdown companies	1,306.6			609.7	609.7	696.9
Allocation of deemed distribution to Seadrill for the acquisition of dropdown companies	(1,306.6)	$ (609.7)			(609.7)	(696.9)
Equity contribution from Seadrill to Seadrill Operating LP	511.1					511.1
Units issued by Seadrill Capricorn Holdings LLC to Seadrill Limited	338.8					338.8
Common units issued to Seadrill for the acquisition of the T-16	106.9	106.9			106.9
Common units issued to Seadrill and public - (net of transaction costs of $15.3m)	464.8	464.8			464.8
Capital injection due to forgiveness of related party payables	40.5	9.9	$ 6.6		16.5	24.0
Consolidated and Combined carve-out net income	415.4	53.4	33.7	57.3	144.4	271.0
Cash Distributions paid	(140.9)	(39.2)	(25.2)		(64.4)	(76.5)
Consolidated balance, end of period at Dec. 31, 2013	1,254.6	280.2	18.8	0.0	299.0	955.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Units issued by Seadrill Capricorn Holdings LLC to Seadrill Limited	570.3					570.3
Common units issued to Seadrill and public - (net of transaction costs of $15.3m)	937.8	937.8			937.8
Consolidated and Combined carve-out net income	314.6	102.2	26.8	9.2	138.2	176.4
Cash Distributions paid						(493.0)
Purchase of non-controlling interest	(372.8)	(279.6)			(279.6)	(93.2)
Cash Distributions	(660.2)	(127.3)	(33.9)	(6.0)	(167.2)
Consolidated balance, end of period at Dec. 31, 2014	2,044.3	913.3	11.7	3.2	928.2	1,116.1
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated and Combined carve-out net income	488.4	203.0	44.7	9.5	257.2	231.2
Cash Distributions paid						(214.2)
Cash Distributions	(435.3)	(170.8)	(37.6)	(12.7)	(221.1)
Consolidated balance, end of period at Dec. 31, 2015	$ 2,097.4	$ 945.5	$ 18.8	$ 0.0	$ 964.3	$ 1,133.1